Condensed Consolidated Balance Sheets (Parenthetical) - shares	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Common units, issued	95,029,218	95,029,218
Common units, outstanding	95,029,218	95,029,218	88,691,000	88,691,000